Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends
25.	DIVIDENDS
On March 13, 2024, the Board of Directors declared an annual cash dividend for the year ended December 31, 2023, of US$0.0072 per ordinary share, or US$0.1444 per American depositary shares to holders of record of the Company’s ordinary shares at the close of business on April 5, 2024. Dividend are recognized when declared. The aggregate amount of the dividend is approximately US$150 million and has been fully paid during 2024.